Shareholder Fees	Mar. 31, 2025 USD ($)
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other